Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting
Segment Reporting
26.	Segment Reporting

The accounting policies of the product sectors are the same as those described in the summary of significant accounting policies except that the disaggregated financial results for the product sectors have been prepared using a management approach, which is consistent with the basis and manner in which management internally disaggregates financial information for the purposes of assisting them in making internal operating decisions. Generally, the Company evaluates performance based on stand-alone product sector operating income and accounts for inter segment sales and transfers as if the sales or transfers were to third parties, at current market prices.

As of December 31, 2025, in addition to the holding company (Genesis), the Company had 17 product sectors, six of which were principal profit makers and were reported as separate sectors and engaged in the production and sales of power steering, Henglong, Jiulong, Wuhu, Henglong KYB, Hubei Henglong and Brazil Henglong. The other eleven sectors were engaged in the development, manufacturing and sale of high polymer materials (Wuhu Hongrun), power steering parts (Shenyang), R&D services (Changchun Hualong), automobile steering columns (Jielong), provision of after-sales and R&D services (HLUSA), production and sale of power steering (Chongqing Henglong), manufacture and sales of automobile electronic systems and parts (Wuhan Chuguanjie),  manufacture and sales of automotive motors, electromechanical integrated systems (Wuhan Hyoseong), inspection and testing of automotive products (Zhirong), design, prototyping, development and testing of parts and /or systems aimed (CAAS EUROPE) and four Mexican operation related companies (De Yingrun, Derun, Henglong Mexico and CHL Mexico).

As of December 31, 2024 and 2023, in addition to the holding company (Genesis), the Company had 15 product sectors, six of which were principal profit makers and were reported as separate sectors and engaged in the production and sales of power steering, Henglong, Jiulong, Wuhu, Henglong KYB, Hubei Henglong and Brazil Henglong. The other nine sectors were engaged in the development, manufacturing and sale of high polymer materials (Wuhu Hongrun), power steering parts (Shenyang), R&D services (Changchun Hualong), automobile steering columns (Jielong), provision of after-sales and R&D services (HLUSA), production and sale of power steering (Chongqing Henglong), manufacture and sales of automobile electronic systems and parts (Wuhan Chuguanjie), manufacture and sales of automotive motors, electromechanical integrated systems (Wuhan Hyoseong) and inspection and testing of automotive products (Zhirong).

The Company’s product sector information is as follows (figures are in thousands of USD):

	Henglong	Jiulong	Wuhu	Hubei Henglong	Henglong KYB	Brazil Henglong	Other Entities	Total
For the year ended December 31, 2025
Net sales to China	$318,033	$81,493	$34,646	$47	$205,666	$—	$154,209	$794,094
Net sales to foreign countries	47,243	10,775	—	121,551	29,322	68,708	9,736	287,335
Total segment net sales	365,276	92,268	34,646	121,598	234,988	68,708	163,945	1,081,429
Less:
Cost of products sold	331,400	81,440	30,142	98,332	200,314	54,620	135,754	932,002
Selling, General and Research expense	27,020	9,686	3,649	18,390	11,781	2,034	29,496	102,056
Segment net income	$6,856	1,142	855	4,876	22,893	12,054	(1,305)	47,371
Segment total assets	$371,896	$77,608	$27,624	$417,644	$246,292	$31,599	$317,527	$1,490,190
Capital expenditure	$13,334	$2,752	$1,608	$14,287	$7,690	$195	$6,053	$45,919

	Henglong	Jiulong	Wuhu	Hubei Henglong	Henglong KYB	Brazil Henglong	Other Entities	Total
For the year ended December 31, 2024
Net sales to China	$283,178	$62,193	$44,843	$454	$162,741	$—	$132,930	$686,340
Net sales to foreign countries	42,687	9,378	—	104,972	25,480	51,013	5,590	239,120
Total segment net sales	325,866	71,571	44,843	105,426	188,221	51,013	138,520	925,460
Less:
Cost of products sold	297,555	61,957	45,158	87,736	164,608	42,490	114,468	813,972
Selling, General and Research expense	19,521	7,362	2,939	14,090	8,776	2,566	27,361	82,615
Segment net income	$8,790	2,252	(3,254)	3,600	14,837	5,957	(3,309)	28,873
Segment total assets	$319,015	$61,040	$34,436	$404,151	$192,994	$31,350	$144,886	$1,187,872
Capital expenditure	$23,672	$3,811	$1,884	$8,046	$6,232	$32	$13,685	$57,362

	Henglong	Jiulong	Wuhu	Hubei Henglong	Henglong KYB	Brazil Henglong	Other Entities	Total
For the year ended December 31, 2023
Net sales to China	$230,411	$63,065	$37,851	$1,550	$126,411	$—	$105,939	$565,227
Net sales to foreign countries	41,090	6,861	—	114,333	21,578	48,255	6,192	238,309
Total segment net sales	271,501	69,926	37,851	115,883	147,989	48,255	112,131	803,536
Less:
Cost of products sold	245,733	58,120	36,542	98,210	127,713	39,690	90,491	696,499
Selling, General and Research expense	22,486	7,506	2,823	15,196	10,213	2,100	20,508	80,832
Segment net income	$3,282	4,300	(1,514)	2,477	10,063	6,465	1,132	26,205
Segment total assets	$275,749	$56,452	$40,337	$401,212	$125,330	$26,543	$143,582	$1,069,205
Capital expenditure	$5,060	$1,353	$1,454	$14,407	$5,141	$192	$6,139	$33,746

The following table presents a reconciliation of net sales of reportable segments to consolidated net product sales:

	December 31,
	2025	2024	2023
Net sales to China	$794,094	$686,340	$565,227
Net sales to foreign countries	287,335	239,120	238,309
Total segment net sales	1,081,429	925,460	803,536
Eliminations	(315,693)	(274,525)	(227,182)
Total consolidated net product sales	$765,736	$650,935	$576,354

The following table presents a reconciliation of net income of reportable segments to consolidated net income:

	December 31,
	2025	2024	2023
Segment net income	$47,371	$28,873	$26,205
Unallocated amounts:
Net gain on other sales	6,887	10,091	11,974
Other income, net	7,109	5,776	5,345
Interest Expenses	(1,702)	(1,813)	(1,021)
Financial (expense)/income, net	2,362	(87)	4,666
Other corporate items	1,461	951	706
Less: Income Taxes	(11,576)	(5,892)	(5,137)
Total consolidated net income	$51,912	$37,899	$42,738

The following table presents a reconciliation of total assets of reportable segments to consolidated total assets:

	December 31,
	2025	2024
Segment total assets	$1,490,190	$1,187,872
Corporate	8,785	49,578
Eliminations	(497,277)	(386,871)
Total consolidated total assets	$1,001,698	$850,579

Financial information segregated by geographic region is as follows (figures are in thousands of USD):

	Net Sales (1)			Long-term assets
	Year Ended December 31,			December 31,
	2025	2024	2023	2025		2024
Geographic region:
China	$518,566	$443,865	$374,929	$239,719		$220,949
United States	125,147	107,880	111,456	554		348
Other foreign countries	122,023	99,190	89,969	3,131		8,479
Total consolidated	$765,736	$650,935	$576,354	$243,404	(2)	$229,776	(2)
(1)	Revenue is attributed to each country based on location of customers.
(2)

Pursuant to ASC 280-10-50-41, the deferred tax assets of $16.5 million and $14.7 million and the intangible assets of $3.6 million and $3.4 million were excluded from long-term assets as of December 31, 2025 and 2024, respectively.